Shareholder's Equity - Narrative (Q1) (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Aug. 10, 2022 USD ($) $ / shares shares	Mar. 31, 2023 Vote shares	Dec. 31, 2022 Vote shares	Dec. 31, 2021 shares
Equity Class Of Treasury Stock [Line Items]
Common stock, shares issued (in shares)		12,215,849	12,215,849	9,707,817
Common stock, shares outstanding (in shares)		12,215,849	12,215,849	9,707,817
Common stock voting rights, number of votes per share | Vote		1	1
Common stocks
Equity Class Of Treasury Stock [Line Items]
Common stock, shares issued (in shares)		12,215,849	12,215,849	9,707,817
Common stock, shares outstanding (in shares)		12,215,849	12,215,849	9,707,817
Private placement | Common stocks
Equity Class Of Treasury Stock [Line Items]
Common equity issued | $	$ 5.0
Common equity issued (in shares)	2,500,000
Offering price per share (in dollars per share) | $ / shares	$ 2